Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

17.Leases

On January 1, 2022, the Group adopted ASC Topic 842 by applying the effective date method under the modified retrospective approach to all lease contracts existing as of January 1, 2022. Under the effective date method, results for reporting periods beginning on or after January 1, 2022 are presented under ASC Topic 842. Prior period amounts are not adjusted and continue to be reported in accordance with the Group’s historical accounting policies. Additionally, the Group used the package of practical expedients that allows the Group not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any existing leases. The Group has elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases.

The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC Topic 842:

		Adjustments
	As of December 31,	due to adoption of		As of January 1,
	2021	ASC 842		2022
	RMB	RMB		RMB
ASSETS
Prepayments and other current assets	200,075	(4,458)	(a)	195,617
Operating lease right-of-use assets	—	74,892	(b)	74,892

LIABILITIES
Operating lease liabilities, current	—	(37,414)	(c)	(37,414)
Operating lease liabilities, non-current	—	(33,020)	(c)	(33,020)
(a)	Represents prepaid rent reclassified to operating lease right-of-use assets.
(b)	Represents operating lease right-of-use assets, which is made up of present value of operating lease payments, and the reclassification of prepaid rent from prepayments and other current assets.
(c)	Represents the recognition of operating lease liabilities, current and non-current.

The Group considers various factors such as market conditions and the terms of any renewal options that may exist to determine whether it will renew or replace the lease. In the event the Group is reasonably certain to exercise the option to extend a lease, the Group will include the extended terms in the measurement of operating lease right-of-use asset and operating lease liability.

The components of lease cost were as follows:

Year Ended
December 31, 2022
RMB

Operating lease cost	42,622
Short-term lease cost	763
Total	43,385

The lease cost was allocated as follows:

Year Ended
December 31, 2022
RMB

Selling and marketing expenses	1,525
General and administrative expenses	11,192
Research and development expenses	30,668
Total	43,385

The operating lease right-of-use assets and the amortization were as follows:

As of December 31,
2022
RMB

Operating lease right-of-use assets	123,385
Less: accumulated amortization	(38,059)
Total	85,326

As of December 31,
2022

Weighted average remaining lease term (years):
Operating leases	6.12

Weighted average discount rate:
Operating leases	7.03%

Future minimum lease payments as of December 31, 2022, including rental payments for lease renewal options the Group is reasonably certain to exercise were as follows:

As of December 31,
2022
RMB

2023	28,118
2024	14,596
2025	14,173
2026	12,212
2027	8,644
2028 and thereafter	36,162
Total lease payments	113,905
Less imputed interest	(30,214)

Present value of lease liabilities	83,691
Current portion	24,152
Operating lease liabilities, non-current	59,539

Supplemental cash flow information related to operating leases was as follows:

Year Ended
December 31, 2022
RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	39,799

Right-of-use assets obtained in exchange for lease obligations
Operating leases	51,621